UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


       Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Silverback Asset Management, LLC

Address:  1414 Raleigh Road, Suite 250
          Chapel Hill, NC 27517

13F File Number: 028-10791

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Elliot Bossen
Title:   Managing Member
Phone:   (919) 969-9300


Signature, Place and Date of Signing:

/s/ Elliot Bossen      Chapel Hill, North Carolina       August 4, 2011
-----------------      ---------------------------       --------------
   [Signature]              [City, State]                    [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  59

Form 13F Information Table Value Total:  $971,134
                                         (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13-F File Number  Name
---  ---------------------  ----
1       028-12814           Investcorp Silverback Arbitrage Master Fund, Limited

                                                     FORM 13F INFORMATION TABLE

NAME OF ISSUER                 TITLE OF              CUSIP      VALUE   SH/PRN      SH/ PUT/ INVESTMENT     OTHR   VOTING AUTHORITY
                               CLASS                 NUMBER    (x1000)  AMOUNT      PRN CALL DISCRETION     MGRS   SOLE  SHARED NONE
------------------------------ -------------------   --------- -------  ----------  --- ---- -------------- ---- -------------------
ALERE INC                      CONV PREF STK         01449J204 16,690       60,124  SH       Shared-Defined 1        60,124
CHENIERE ENERGY INC            EQUITY                16411R208  6,412      700,000  SH       Shared-Defined 1       700,000
CROWN CASTLE INTL CORP         EQUITY                228227104    651       15,972  SH       Shared-Defined 1        15,972
EXCEL TRUST INC                EQUITY                30068C109  1,232      111,700  SH       Shared-Defined 1       111,700
METLIFE INC                    EQUITY                59156R108    588       13,400  SH       Shared-Defined 1        13,400
Sotheby's                      Note  3.125% 06/15/13 835898AC1 24,759   17,500,000  PRN      Shared-Defined 1    17,500,000
Mastec Inc                     Note  4% 06/15/14     576323AL3  2,869    2,000,000  PRN      Shared-Defined 1     2,000,000
Amgen Inc                      Note .375% 2-1-2013   031162AQ3 54,774   54,517,000  PRN      Shared-Defined 1    54,517,000
ON Semiconductor               Note 0% 04/15/24      682189AE5 11,627   10,052,000  PRN      Shared-Defined 1    10,052,000
Kulicke & Soffa Ind Inc        Note 0.875% 6/01/12   501242AT8 10,491    9,912,000  PRN      Shared-Defined 1     9,912,000
Medtronic Inc                  Note 1.625% 04/15/13  585055AM8 48,564   47,500,000  PRN      Shared-Defined 1    47,500,000
Hornbeck Offshore Services     Note 1.625% 11/15/26  440543AE6  7,879    8,200,000  PRN      Shared-Defined 1     8,200,000
AAR Corp                       Note 1.75% 02/01/26   000361AH8 10,225    9,250,000  PRN      Shared-Defined 1     9,250,000
NetApp Inc                     Note 1.75% 06/01/13   64110DAB0 71,343   42,000,000  PRN      Shared-Defined 1    42,000,000
Micron Technologies            Note 1.875% 06/01/14  595112AH6  2,922    3,000,000  PRN      Shared-Defined 1     3,000,000
Iconix Brand Group Inc         Note 1.875% 06/30/12  451055AB3 12,150   11,581,000  PRN      Shared-Defined 1    11,581,000
Quicksilver Resources Inc      Note 1.875% 11/01/24  74837RAB0 10,536    9,920,000  PRN      Shared-Defined 1     9,920,000
Level 3 Communications         Note 15% 01/15/13     52729NBM1  9,736    6,000,000  PRN      Shared-Defined 1     6,000,000
Actuant Corp                   Note 2% 11/15/23      00508XAB0 20,440   14,907,000  PRN      Shared-Defined 1    14,907,000
Hologic Inc                    Note 2% 12/15/37      436440AA9 14,465   15,000,000  PRN      Shared-Defined 1    15,000,000
Cubist Pharmaceutical InC      Note 2.25$ 06/15/13   229678AC1  8,960    7,000,000  PRN      Shared-Defined 1     7,000,000
Best Buy                       Note 2.25% 01/15/22   086516AF8 19,749   19,500,000  PRN      Shared-Defined 1    19,500,000
CHENIERE ENERGY INC            Note 2.250% 8/01/12   16411RAE9 15,670   17,750,000  PRN      Shared-Defined 1    17,750,000
Alliant Techsystems Inc        Note 2.75% 09/15/11   018804AN4 13,347   13,300,000  PRN      Shared-Defined 1    13,300,000
Tech Data Corp                 Note 2.75% 12/15/26   878237AE6 11,463   11,000,000  PRN      Shared-Defined 1    11,000,000
Global Industries              Note 2.75% 8/01/27    379336AE0  4,425    6,000,000  PRN      Shared-Defined 1     6,000,000
Dendreon Corp                  Note 2.875% 01/15/16  24823QAC1 18,706   17,000,000  PRN      Shared-Defined 1    17,000,000
Live Nation Inc                Note 2.875% 07/15/27  538034AB5  9,598   10,189,000  PRN      Shared-Defined 1    10,189,000
USEC Inc                       Note 3% 10/01/14      90333EAC2  9,281   12,909,000  PRN      Shared-Defined 1    12,909,000
L-3 Communications Holdings    Note 3% 2/01/11       502413AW7 41,900   41,220,000  PRN      Shared-Defined 1    41,220,000
Covanta Holding Corp           Note 3.25% 06/01/14   22282EAC6 13,119   11,500,000  PRN      Shared-Defined 1    11,500,000
Invitrogen Crop                Note 3.25% 06/15/25   46185RAM2 32,189   30,185,000  PRN      Shared-Defined 1    30,185,000
Earthlink Inc                  Note 3.25% 11/15/26   270321AA0  6,210    6,000,000  PRN      Shared-Defined 1     6,000,000
Ambassadors International      Note 3.75% 04/15/27   023178AA4    362   10,350,000  PRN      Shared-Defined 1    10,350,000
School Specialty               Note 3.75% 11/30/26   807863AM7  5,797    5,500,000  PRN      Shared-Defined 1     5,500,000
US Steel Corp                  Note 4% 05/15/14      912909AE8 23,879   15,000,000  PRN      Shared-Defined 1    15,000,000
Terex Corp                     Note 4% 06/01/15      880779AV5  1,887    1,000,000  PRN      Shared-Defined 1     1,000,000
Exterran Holdings Inc          Note 4.25% 06/15/14   30225XAA1  2,228    2,000,000  PRN      Shared-Defined 1     2,000,000
Ford Motor Co.                 Note 4.25% 11/15/16   345370CN8 30,237   17,635,000  PRN      Shared-Defined 1    17,635,000
Arvinmeritor Inc               Note 4.625% 3/01/26   043353AF8 29,106   26,750,000  PRN      Shared-Defined 1    26,750,000
Sunpower Corp                  Note 4.75% 04/15/14   867652AC3  3,200    3,000,000  PRN      Shared-Defined 1     3,000,000
Sonic Automotive Inc           Note 5% 10/01/29      83545GAQ5  2,648    2,000,000  PRN      Shared-Defined 1     2,000,000
Dryships Inc                   Note 5% 12/01/14      262498AB4 15,785   17,500,000  PRN      Shared-Defined 1    17,500,000
Western Refining Inc           Note 5.75% 6/15/14    959319AC8 20,711   11,335,000  PRN      Shared-Defined 1    11,335,000
C 7 1/2 12/15/12               CONV PREF STK         172967416  6,004       50,000  SH       Shared-Defined 1        50,000
PPL 8 3/4 05/01/14             CONV PREF STK         69351T114 25,193      460,000  SH       Shared-Defined 1       460,000
January 12 Calls on SYMC US 22 LISTED EQUITY OPTIONS 871503108 19,720    1,000,000  SH  Call Shared-Defined 1     1,000,000
July 11 Calls on NG US 12.     LISTED EQUITY OPTIONS 66987E206    184       20,000  SH  Call Shared-Defined 1        20,000
July 11 Calls on NG US 13.     LISTED EQUITY OPTIONS 66987E206    368       40,000  SH  Call Shared-Defined 1        40,000
July 11 Calls on RSH US 17.    LISTED EQUITY OPTIONS 750438103  3,318      249,300  SH  Call Shared-Defined 1       249,300
July 11 Calls on SYMC US 17.   LISTED EQUITY OPTIONS 871503108  4,930      250,000  SH  Call Shared-Defined 1       250,000
July 11 Puts on SPY US 125.    LISTED EQUITY OPTIONS 78462F103 59,387      450,000  SH  Put  Shared-Defined 1       450,000
July 11 Puts on SPY US 126.    LISTED EQUITY OPTIONS 78462F103 39,591      300,000  SH  Put  Shared-Defined 1       300,000
July 11 Puts on SPY US 127.    LISTED EQUITY OPTIONS 78462F103 65,985      500,000  SH  Put  Shared-Defined 1       500,000
July 11 Puts on SPY US 128.    LISTED EQUITY OPTIONS 78462F103 13,197      100,000  SH  Put  Shared-Defined 1       100,000
July 11 Puts on SPY US 130.    LISTED EQUITY OPTIONS 78462F103 13,197      100,000  SH  Put  Shared-Defined 1       100,000
July 11 Puts on SPY US 131.    LISTED EQUITY OPTIONS 78462F103 13,197      100,000  SH  Put  Shared-Defined 1       100,000
Equity Residential             NOTE 3.850% 8/1       26884AAV5  4,121    4,000,000  PRN      Shared-Defined 1     4,000,000
Verifone Holdings Inc          NOTE 1.375% 6/1       92342YAB5 23,934   20,500,000  PRN      Shared-Defined 1    20,500,000